Remuneration and other benefits paid to the Bank's directors and senior managers - Loans (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Bank's Directors
Direct risk exposure
Total direct risk exposure	€ 88	€ 74
Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	88	74
Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Bank's Directors
Direct risk exposure
Total direct risk exposure	10
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	10
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Mr. Jose Antonio Alvarez Alvarez | Bank's Directors
Direct risk exposure
Total direct risk exposure	9	9
Mr. Jose Antonio Alvarez Alvarez | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	9	9
Mr. Jose Antonio Alvarez Alvarez | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Mr. Bruce Carnegie-Brown | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	2
Mr. Bruce Carnegie-Brown | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	2
Mr. Bruce Carnegie-Brown | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Mr. Matias Rodriguez Inciarte | Bank's Directors
Direct risk exposure
Total direct risk exposure	0
Mr. Matias Rodriguez Inciarte | Loans and credits
Direct risk exposure
Total direct risk exposure	13	16
Mr. Matias Rodriguez Inciarte | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	0
Mr. Matias Rodriguez Inciarte | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Mr. Rodrigo Echenique Gordillo | Bank's Directors
Direct risk exposure
Total direct risk exposure	22	21
Mr. Rodrigo Echenique Gordillo | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	22	21
Mr. Rodrigo Echenique Gordillo | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Francisco Javier Botin Sanz De Sautuola Y O'Shea | Bank's Directors
Direct risk exposure
Total direct risk exposure	17	4
Francisco Javier Botin Sanz De Sautuola Y O'Shea | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	17	4
Francisco Javier Botin Sanz De Sautuola Y O'Shea | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Mrs. Sol Daurella Comadran | Bank's Directors
Direct risk exposure
Total direct risk exposure	27	25
Mrs. Sol Daurella Comadran | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	27	25
Mrs. Sol Daurella Comadran | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Mr. Ignacio Benjumea Cabeza de Vaca | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	2
Mr. Ignacio Benjumea Cabeza de Vaca | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	2
Mr. Ignacio Benjumea Cabeza de Vaca | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Mrs. Belen Romana Garcia | Bank's Directors
Direct risk exposure
Total direct risk exposure	3
Mrs. Belen Romana Garcia | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	3
Mrs. Belen Romana Garcia | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	0
Mr. Guillermo de la Dehesa Romero | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	11
Mr. Guillermo de la Dehesa Romero | Loans and credits | Bank's Directors
Direct risk exposure
Total direct risk exposure	0	11
Mr. Guillermo de la Dehesa Romero | Guarantees | Bank's Directors
Direct risk exposure
Total direct risk exposure	€ 0	€ 0